S-K 1602(c) Dilution	Sep. 22, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.57
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.43
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ 187,084,516
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	25,195,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,662,800)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (209,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.33
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.33)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ (6,915,484)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,195,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (200,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(20,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,662,800)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.14
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.86
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ 138,584,516
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	20,195,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (50,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(5,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (4,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,662,800)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (209,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.07
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.93
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ 90,084,516
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	15,195,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (100,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(10,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (3,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,662,800)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (209,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.92
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.08
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ 41,584,516
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	10,195,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(15,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,662,800)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 200,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.56
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.44
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ 215,246,516
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	28,945,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,909,800)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Exercised [Member] | No Redemption [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,900,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (209,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.32
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.32)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ (7,853,484)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,945,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (230,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(23,000,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,909,800)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.12
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.88
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ 159,471,516
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	23,195,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (57,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(5,750,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (5,175,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,909,800)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (209,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.06
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.94
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ 103,696,516
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	17,445,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (115,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(11,500,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (3,450,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,909,800)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.9
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.1
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ 2,185
Net Tangible Book Value Adjusted	$ 47,921,516
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	11,695,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(17,250,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,725,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,909,800)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares and Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 230,950,000
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	23,000,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued or Paid in Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 4,131
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Advisory Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	195,000